Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment as of December 31, 2019 and 2020 are as follows:

		2019
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won
Land	￦	13,848,063	(21,817)	—	—	13,826,246
Buildings		20,756,351	(61,920)	(8,305,683)	(4,962)	12,383,786
Structures		70,900,343	(186,554)	(25,711,840)	(9,633)	44,992,316
Machinery		89,224,339	(158,907)	(38,865,392)	(451,647)	49,748,393
Ships		3,104	—	(2,903)	—	201
Vehicles		309,829	(2,275)	(239,128)	(116)	68,310
Equipment		1,716,210	(241)	(1,342,053)	(42)	373,874
Tools		1,098,127	(403)	(934,023)	(40)	163,661
Construction-in- progress		28,584,806	(61,211)	—	(165,336)	28,358,259
Right-of-use assets		7,574,010	—	(2,790,437)	—	4,783,573
Asset retirement costs		11,690,188	—	(4,169,238)	(146,423)	7,374,527
Others		12,955,782	—	(10,327,101)	—	2,628,681

	￦	258,661,152	(493,328)	(92,687,798)	(778,199)	164,701,827

		2020
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won
Land	￦	13,970,098	(23,475)	—	(26,772)	13,919,851
Buildings		21,773,824	(57,231)	(9,150,218)	(7,074)	12,559,301
Structures		74,136,523	(180,009)	(27,864,461)	(13,207)	46,078,846
Machinery		94,295,027	(157,785)	(43,740,838)	(515,402)	49,881,002
Ships		2,482	—	(2,227)	—	255
Vehicles		338,386	(632)	(259,288)	(115)	78,351
Equipment		1,895,528	(227)	(1,487,643)	(42)	407,616
Tools		1,195,721	(239)	(1,003,295)	(39)	192,148
Construction-in-progress		31,121,255	(79,126)	—	(157,530)	30,884,599
Right-of-use assets		7,905,214	—	(3,363,048)	—	4,542,166
Asset retirement costs		12,260,732	—	(4,701,138)	(146,423)	7,413,171
Others		13,979,980	—	(11,227,899)	—	2,752,081

	￦	272,874,770	(498,724)	(102,800,055)	(866,604)	168,709,387

Changes in property, plant and equipment
Changes in property, plant and equipment for the years ended December 31, 2019 and 2020 are as follows:

		2019
		Beginning balance	Effect of change in accounting policy	Acquisition	Disposal	Depreciation	Impairment (*1,*4)	Others (*2,*3)	Ending balance
		In millions of won
Land	￦	13,554,292	—	40,752	(29,205)	—	(25,626)	307,850	13,848,063
(Government grants)		(21,968)	—	—	151	—	—	—	(21,817)
Buildings		11,933,691	—	3,195	(23,409)	(821,680)	(1,293)	1,355,202	12,445,706
(Government grants)		(63,189)	—	(592)	—	6,214	—	(4,353)	(61,920)
Structures		42,711,795	—	1,663	(470,230)	(2,399,283)	(1,234)	5,336,159	45,178,870
(Government grants)		(190,854)	—	—	2,405	9,373	—	(7,478)	(186,554)
Machinery		47,456,595	—	326,606	(248,951)	(5,452,669)	(12,247)	7,837,966	49,907,300
(Government grants)		(173,242)	—	(1,050)	635	17,993	—	(3,243)	(158,907)
Ships		302	—	—	—	(100)	—	(1)	201
Vehicles		72,189	—	3,789	4,558	(33,650)	—	23,699	70,585
(Government grants)		(4,220)	—	(228)	5	2,170	—	(2)	(2,275)
Equipment		382,859	—	47,532	(162)	(199,376)	(227)	143,489	374,115
(Government grants)		(418)	—	(81)	—	262	—	(4)	(241)
Tools		192,675	—	20,956	(31)	(87,708)	—	38,172	164,064
(Government grants)		(675)	—	—	—	281	—	(9)	(403)
Construction-in-progress		28,821,167	—	13,544,091	(199,853)	—	(8,828)	(13,737,107)	28,419,470
(Government grants)		(54,740)	—	12,338	—	—	—	(18,809)	(61,211)
Finance lease assets		195,730	(195,730)	—	—	—	—	—	—
(Government grants)		(26)	26	—	—	—	—	—	—
Right-of-use assets		—	5,143,651	220,996	—	(581,074)	—	—	4,783,573
Asset retirement costs		5,571,754	—	—	—	(626,856)	—	2,429,629	7,374,527
Others		2,359,477	—	1,388	(221)	(800,653)	(581)	1,069,271	2,628,681

	￦	152,743,194	4,947,947	14,221,355	(964,308)	(10,966,756)	(50,036)	4,770,431	164,701,827

(*1)

KEPCO Bylong Australia Pty., Ltd., 100% owned subsidiary, performed an impairment test over its land and others. The Company recognized the amount of the carrying amount in excess of its recoverable amount as an impairment loss.

(*2)	‘Others’ include the amounts of assets acquired by the business combination. (see Note 51)

(*3)

‘Others’ include the amounts reclassified from construction-in-progress to other assets during the prior year relating to the assets which became usable two years before but were considered immaterial.

(*4)

As described in Note 2, the Company recognized impairment loss of ￦3,819 million related to Wolsong unit 1, Shin-Hanul unit 3 & 4 and reversal of impairment loss of ￦16,693 million related to Wolsong unit 1.

		2020
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance
		In millions of won
Land	￦	13,848,063	5,330	(31,304)	(273)	—	121,510	13,943,326
(Government grants)		(21,817)	—	2	—	—	(1,660)	(23,475)
Buildings		12,445,706	7,225	(16,015)	(875,680)	(2,107)	1,057,403	12,616,532
(Government grants)		(61,920)	—	—	5,206	—	(517)	(57,231)
Structures		45,178,870	36,091	(346,612)	(2,313,920)	(3,571)	3,707,997	46,258,855
(Government grants)		(186,554)	—	2,032	9,526	—	(5,013)	(180,009)
Machinery		49,907,300	407,521	(283,845)	(5,526,816)	(74,362)	5,608,989	50,038,787
(Government grants)		(158,907)	—	496	17,468	—	(16,842)	(157,785)
Ships		201	—	—	(106)	—	160	255
Vehicles		70,585	3,880	(151)	(35,036)	—	39,705	78,983
(Government grants)		(2,275)	—	4	2,064	—	(425)	(632)
Equipment		374,115	72,655	(86)	(186,004)	—	147,163	407,843
(Government grants)		(241)	—	—	149	—	(135)	(227)
Tools		164,064	28,048	(193)	(82,862)	—	83,330	192,387
(Government grants)		(403)	—	—	243	—	(79)	(239)
Construction-in-progress		28,419,470	12,726,469	(486)	—	7,799	(10,189,527)	30,963,725
(Government grants)		(61,211)	8,783	—	—	—	(26,698)	(79,126)
Right-of-use assets		4,783,573	291,334	(827)	(586,254)	—	54,340	4,542,166
Asset retirement costs		7,374,527	131	(196)	(819,708)	—	858,417	7,413,171
Others		2,628,681	6,470	(8,145)	(984,097)	(366)	1,109,538	2,752,081

	￦	164,701,827	13,593,937	(685,326)	(11,376,100)	(72,607)	2,547,656	168,709,387